Segment and revenue analysis	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment and Revenue Analysis

Note 16 – Segment and revenue analysis

The Company operates in a single operating segment that includes the selling of bitcoin mining machines and related accessories, telecommunication products, providing management and maintenance services and cross-border payment and foreign exchange services.

The following table summarizes the revenue generated from different revenue streams:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Revenue
Product sale - Bitcoin mining machines and related accessories	$25,800,263	$39,756,156	$7,951,296
Product sale - Telecommunication	3,736,961	8,566,866	1,725,982
Service - Management and maintenance	86,344	3,127,225	9,327,023
Service - Cross-border payment and foreign exchange services	2,598,865	-	-
Service - Other revenue	105,686	-	-
	$32,328,119	$51,450,247	$19,004,301

The following table summarizes the revenues generated from different geographic region:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Geographic region
Revenue
Mainland China	$29,623,568	$51,432,545	$18,962,130
United States of America	-	-	9,338
Other foreign countries	2,704,551	17,702	32,833
	$32,328,119	$51,450,247	$19,004,301

Selected assets of property, plant and equipment, right-of- use assets, intangible assets and goodwill by geographical region within the operating segment is as follows:

	As of December 31,	As of December 31,
Geographic region	2022	2021
Mainland China	$38,070,043	$38,526,457
Hong Kong	90,949	18,074,339
Australia	10,955,261	2,108,281
Others foreign countries	2,486,139	401,763
	$51,602,392	$59,110,840